Summary of Significant Accounting Policies	12 Months Ended
Aug. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

Basis of presentation and principles of consolidation

The accompanying consolidated financial statements have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”) and have been consistently applied. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included.

The consolidated financial statements of the Company include the financial statements of the Company, its subsidiaries, the VIEs and the subsidiaries of the VIEs. All inter-company transactions and balances between the Company, its subsidiaries, the VIEs and the subsidiaries of the VIEs have been eliminated upon consolidation. Results of subsidiaries, businesses acquired from third parties and the VIEs are consolidated from the date on which control is transferred to the Company.

Change of reporting currency

Starting from September 1, 2022, the Company changed its reporting currency from Renminbi to U.S. dollar since almost all of the Company’s revenue, expenses, assets, liabilities and shareholders’ equity are now denominated in U.S. dollar. The alignment of the reporting currency with the underlying operations will better illustrate the Company’s results of operations for each fiscal period. The Company has applied the change of reporting currency retrospectively to its historical results of operations and financial statements. All prior periods’ comparative financial information has been restated as if the Company always used U.S. dollar as its reporting currency.

Discontinued Operations

On November 25, 2022, Meta Data Limited (the “Seller”) completed the transfer of its ownership of OneSmart Edu Inc. (“OneSmart BVI”) to Muckle Capital Investment Co., Ltd. (the “Buyer”), an unrelated third party for a total price of US$ 1 million, pursuant to a Share Transfer Agreement entered into by the Seller and the Buyer on October 28, 2022 and approved by the Board of Directors on July 11, 2022. As the Company believed that no continued cash flow would be generated by the sold component, in accordance with ASC 205-20, the Company presented the operating results from OneSmart BVI has been presented as discontinued operations within the accompanying consolidated financial statements of the Company.

Segment Information Reclassification

Historically, the Company operated as one the leading providers of K-12 after-school education services in China which developed a comprehensive K-12 after-school education platform that primarily focused on young children mathematics training services and FasTrack English services through a nationwide network of 480 learning centers across 40 cities in China. The Company had three primary segments, i. e. OneSmart VIP, OneSmart Young Children Education and One Smart Online.

On July 24, 2021, the General Office of Central Committee of the Communist Party of China and the General Office of the State Council jointly released Opinions on what they termed “Further Reducing the Burden of Homework and Off-campus Tutoring for Compulsory Education Students,” (the “Double Reduction Policy”), which basically requires suspension of all subject-based off-campus tutoring business targeting pre-school kids and K12 students. As a result, on October 12, 2021, the Company suspended all education programs and learning centers in China. The Company classified the education related operation into discontinued operation in fiscal 2022. In accordance with the Company’s new business strategy, the Company classified business segment into Artificial Intelligent Education (AIE) service and Artificial Intelligent Universe (AIU) IAAS service.

Liquidity

In assessing the Company’s liquidity and substantial doubt about its ability to continue as a going concern, the Company monitors and analyzes cash on-hand and operating expenditure commitments. The Company’s liquidity needs are to meet working capital requirements and operating expense obligations. To date, the Company financed its operations primarily through cash generated by operating activities, IPO proceeds, equity or convertible securities financing activities and commercial bank loan.

The accompanying financial statements do not include any adjustments or classifications that may result from the possible inability of the Company to continue as a going concern. The accompanying financial statements have been prepared on a basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The Company recorded income from continuing operations of $10.5 million for the year ended August 31, 2023, is in default of its debt obligations as of August 31, 2023, while having net assets and shareholders’ surplus position of $4.8 million. The above matters raise substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. As shown in the accompanying financial statements as of August 31, 2023, the Company had net cash increased of $91.7 million for the year ended August 31, 2023. As of August 31, 2023, the Company had cash balance of $121.1 million.

In evaluating if there is substantial doubt about the ability to continue as a going concern, the Group is trying to alleviate the going concern risk through (1) equity or debt financing, and (2) increasing cash generated from new business model in artificial intelligent education service and artificial intelligent universe IAAS service, to meet our anticipated working capital requirements for at least the next 12 months. The Group may, however, need additional capital in the future to fund our further expansion. If the Group determines that its cash requirements exceed the amount of cash and cash equivalents it has on hand at the time, the Group may seek to issue equity or debt securities or obtain credit facilities. The issuance and sale of additional equity would result in further dilution to shareholders of the Group.

During the year ended August 31, 2023, the Company issued 42,808,219 ordinary shares at $0.584 per ordinary share for a gross proceed of $25 million in September 2022, 41,806,020 ordinary shares at $0.7475 per ordinary share for a gross proceed of $25 million in May 2023, and 40,109,096 ordinary shares at $0.7791 per ordinary share for a gross proceed of $25 million in July 2023.

The Company restructured its business by selling tutoring services and then focus on smart education services. The sale of the tutoring services was completed on November 25,2022. The Company has carried out product iterations on our original business: shifting from education and training to education and technology, using the original channels to carry out quality education and technology output, including 5G technology, smart campus system, virtual training system based on Metaverse, etc. The new business is using the six core technologies of Metaverse and artificial intelligence, blockchain, network computing, interaction, game technology, and the Internet of Things as the company’s core technologies, building a new type of blockchain smart student card and global smart employment quality Educational virtual world (new type of artificial intelligence employment training), combination of virtual and real prediction world (digital education, risk prediction, computing power output), VR shopping world (new e-commerce) and other products provide global customers with a new digital world experience.

The Company have recruited a global management team and technology research and development team to develop new products and new business directions that combine education and technology. In order to diversify the negative impact from local regulation, the Company has also decided to expend its business outside China.

As a result, the Company prepared the consolidated financial statements assuming the Company will continue as a going concern. However, there is no assurance that the measures above can be achieved as planned. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet date and revenue and expenses during the reporting periods. Significant accounting estimates reflected in the Group’s consolidated financial statements include, but not limited to valuation allowance for deferred tax assets, uncertain tax position, the initial valuation of the assets acquired and liabilities assumed in a business combination, economic lives and impairment of long-lived assets, impairment of goodwill, the valuation of short-term and long-term investments and share-based compensation. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Foreign currency

The functional currency of the Company and its subsidiaries is the United States Dollars (“$”). The Group uses the United State Dollars as its reporting currency.

Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are re-measured at the exchange rates prevailing at the balance sheet date. Non-monetary items that are measured in terms of historical cost in foreign currency are re-measured using the exchange rates at the dates of the initial transactions. Exchange gains and losses are included in the consolidated statements of income.

The Company uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive income, a component of shareholders’ equity.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use. Cash equivalents include short-term, highly liquid investments that are both readily convertible to cash and so near their maturity when acquired by the entity (90 days or less from date of purchase) that they present insignificant risk of changes in value.

Short-term investments

The Group accounts for all investments in accordance with ASC topic 320 (“ASC 320”), Investments – Debt Securities. The Group classifies the investments in debt and equity securities as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by ASC 320. All investments with original maturities of greater than three months not exceeding twelve months are classified as short-term investments, while those of more than twelve months are classified as long-term investments. Investments that are expected to be realized in cash during the next twelve months are also included in short-term investments. Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities, are included in earnings. Any realized gains or losses on the sale of the short-term investments, are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which gains or losses are realized.

The securities that the Group has the positive intent and the ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost.

The securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Unrealized holding gains and losses for trading securities are included in earnings.

Investments not classified as trading or as held-to-maturity are classified as available-for-sale securities. Available-for-sale investments are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income. Realized gains or losses are included in earnings during the period in which the gain or loss is realized.

Impairment of long-lived assets other than goodwill

The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Group evaluates the recoverability of long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the assets over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available.

Fair value of financial instruments

The FASB ASC Topic 820, Fair Value Measurements, defines fair value, establishes a three-level valuation hierarchy for fair value measurements and enhances disclosure requirements.

The three levels are defined as follows:

Level 1 - Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 - Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.

Level 3 - Inputs to the valuation methodology are unobservable.

Financial instruments include cash and cash equivalents, restricted cash, short-term investments, loans payable to third parties, short-term and long-term loans, and convertible senior notes. The carrying amounts of these financial instruments approximate their fair values because of their short-term maturities.

Revenue recognition

Revenue is recognized when control of promised services is transferred to the Group’s customers in amounts of consideration to which the Group expects to be entitled to in exchange for those services. The Group follows the five steps approach for revenue recognition under Topic 606: (i) identify the contract with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue as the Group satisfies a performance obligation.

In fiscal 2022, the Group generates revenues primarily through Artificial Intelligent Education (AIE) service and Artificial Intelligent Universe (AIU) IAAS service and develop smart training systems incorporating VR (virtual reality), AI (artificial intelligence), blockchain and other technologies to facilitate the teaching and training process. The following table presents the Group’s revenues disaggregated by revenue sources for the years ended August 31 2023 and 2022, respectively.

	For the	For the
	year ended	year ended
	August 31,	August 31,
Disaggregation of revenues	2023	2022
Artificial Intelligent Education	$25,699	$1,770
Artificial Intelligent Universe IAAS	6,727	350
Total	$32,426	$2,120

Primary sources of the Group’s revenues are as follows:

1)	Artificial Intelligent Education (AIE) service:

To provide modular technical services (such as simulation teaching module, three dimensions teaching module, virtual reality module) to academic and professional training centers. Service contracts are primarily on a fixed price basis. Upon delivery of services, project completion inspection and customer acceptance are generally required. Revenue is recognized at a point in time upon completion of the performance obligation is satisfied and accepted by the customers.

2)	Artificial Intelligent Universe (AIU) IAAS service:

To provide computing resources for data calculation services (such as engineering and scientific research project data calculation and accuracy verification) and for commercial services (such as film and television special effects, 3D animation, advertisement rendering and visualization) to our customers. Service contracts are primarily on a fixed price basis. Upon delivery of services, project completion inspection and customer acceptance are generally required. Revenue is recognized at a point in time upon completion of the performance obligation is satisfied and accepted by the customers.

Cost of revenues

Cost of revenues consist of costs directly attributable to the performance of AIE and AIU services which are mainly services provided by third parties.

Lease

The Company determines if an arrangement contains a lease at the inception of a contract. Right-of-use assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Right-of- use assets and lease liabilities are recognized at the commencement date based on the present value of the remaining future minimum lease payments. As the interest rate implicit in the Company’s leases is not readily determinable, the Company utilizes its actual incremental borrowing rates to discount the lease payments.

The Company leases premises for offices under non-cancellable operating leases. Right-of-use assets are expensed over the term of lease. The Company leases do not include options to extend nor any restrictions or covenants. The Company has historically been able to renew its office leases. Under the terms of the lease agreements, the Company has no legal or contractual asset retirement obligations at the end of the lease.

Income taxes

The Group follows the liability method of accounting for income taxes in accordance with ASC 740 (“ASC 740”), Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

The Group accounted for uncertainties in income taxes in accordance with ASC 740. Interest and penalties related to unrecognized tax benefit recognized in accordance with ASC 740 are classified in the consolidated statements of income as income tax expense.

Share-based compensation

The Group applies ASC 718 (“ASC 718”), Compensation - Stock Compensation, to account for its employee share-based payments. In accordance with ASC 718, the Group determines whether an award should be classified and accounted for as a liability award or an equity award. All the Group’s share-based awards to employees were classified as equity awards.

In accordance with ASC 718, the Group recognizes share-based compensation cost for equity awards to employees with a performance condition based on the probable outcome of that performance condition. Compensation cost is recognized if it is probable that the performance condition will be achieved.

A change in any of the terms or conditions of the awards is accounted for as a modification of the awards. Incremental compensation cost is measured as the excess, if any, of the fair value of the modified award over the fair value of the original award immediately before its terms are modified, measured based on the fair value of the awards and other pertinent factors at the modification date. For vested awards, the Group recognizes incremental compensation cost in the period the modification occurs. For unvested awards, the Group recognizes over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date. If the fair value of the modified award is lower than the fair value of the original award immediately before modification, the minimum compensation cost the Group recognizes is the cost of the original award. When the vesting conditions (or other terms) of the equity awards granted to employees are modified, the Group first determines on the modification date whether the original vesting conditions were expected to be satisfied, regardless of the entity’s policy election for accounting for forfeitures. If the original vesting conditions were not expected to be satisfied, the grant date fair value of the original equity awards are ignored and the fair value of the equity awards measured at the modification date are recognized if the modified awards ultimately vest.

The Group uses the accelerated method to recognize compensation expense for all awards granted. The Group, with the assistance of an independent third-party valuation firm, determined the fair value of the awards granted to employees. The Group adopted ASU No. 2016-09, Improvements to Employee Share-Based Payment Accounting, (“ASU 2016-09”) and elected to account for forfeitures as they occur.

An award that is cancelled without a replacement award or other form of consideration given to the grantee should be accounted for as a repurchase for no consideration. If an award is cancelled before the completion of the employee’s requisite service period or nonemployee’s vesting period, any previously unrecognized compensation cost should be recognized at the date of the cancellation. Because a cancellation is not the forfeiture of an award, previously recognized compensation cost is not reversed in connection with a cancellation.

Comprehensive income/(loss)

Comprehensive income/(loss) is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive income/(loss) be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Group’s comprehensive income/(loss) includes net income and unrealized loss on available-for-sale investments, net of tax and is presented in the consolidated statements of comprehensive income/(loss).

Earnings/(Loss) per share

Basic earnings/(loss) per share is computed by dividing net income/(loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net income/(loss) is allocated between ordinary shares and other participating securities based on their participating rights. Diluted earnings/(loss) per share is calculated by dividing net income/(loss) attributable to ordinary shareholders by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of the Group’s redeemable convertible preferred shares and convertible senior notes using the if-converted method and ordinary shares issuable upon the exercise of warrants using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such shares would be anti-dilutive.

Basic and diluted earnings/(loss) per share are not reported separately for Class A or Class B ordinary shares (the “Ordinary Shares”) as each class of shares has the same rights to undistributed and distributed earnings.

Segment reporting

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Group has only one reportable segment since the Group does not distinguish revenues, costs and expenses by operating segments in its internal reporting, and reports costs and expenses by nature as a whole. The Group’s CODM, who has been identified as the CEO, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole. As the Group generates all of its revenue in the British Virgin Islands,   no geographical segments are presented.

Recent accounting pronouncements

The Company considers the applicability and impact of all ASUs. Management periodically reviews new accounting standards that are issued.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326), which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. ASU 2016-13 was subsequently amended by ASU 2018-19, Codification Improvements to Topic 326, Financial Instruments — Credit Losses, ASU 2019-04 Codification Improvements to Topic 326, Financial Instruments — Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments, and ASU 2019-05, Targeted Transition Relief. For public entities, ASU 2016-13 and its amendments is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. For all other entities, this guidance and its amendments will be effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Company plans to adopt this guidance effective October 1, 2023. The Company is currently evaluating the impact of its pending adoption of ASU 2016-13 on its consolidated financial statements but does not expect this guidance will have a material impact on its consolidated financial statements.

In August 2020, the FASB issued ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (ASU 2020-06). The amendments in ASU 2020-06 simplify the accounting for convertible instruments by removing major separation models and removing certain settlement condition qualifiers for the derivatives scope exception for contracts in an entity’s own equity, and simplify the related diluted net income per share calculation for both Subtopics. ASU 2020-06 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, for smaller reporting companies, as defined by the SEC. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Company is evaluating the impact of this ASU on its consolidated financial statements and disclosures.